Property, Vehicles, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023 EUR (€)
Cost:
Cost, Beginning	€ 23,485
Cost, Additions	13,547
Cost, Disposals	(8,125)
Cost, ending	28,907
Accumulated depreciation:
Accumulated depreciation, Beginning	12,120
Accumulated depreciation Depreciation for the year	2,029
Accumulated depreciation Ending	14,149
Net carrying amount:
Net carrying amount	11,365
Net carrying amount:	14,758
Office equipment [Member]
Cost:
Cost, Beginning	16,285
Cost, Additions	11,497
Cost, Disposals	(8,125)
Cost, ending	19,657
Accumulated depreciation:
Accumulated depreciation, Beginning	9,240
Accumulated depreciation Depreciation for the year	1,309
Accumulated depreciation Ending	10,549
Net carrying amount:
Net carrying amount	7,045
Net carrying amount:	9,108
Motor vehicles [Member]
Cost:
Cost, Beginning
Cost, Additions	2,050
Cost, Disposals
Cost, ending	2,050
Accumulated depreciation:
Accumulated depreciation, Beginning
Accumulated depreciation Depreciation for the year
Accumulated depreciation Ending
Net carrying amount:
Net carrying amount
Net carrying amount:	2,050
Leasehold improvement [Member]
Cost:
Cost, Beginning	7,200
Cost, Additions
Cost, Disposals
Cost, ending	7,200
Accumulated depreciation:
Accumulated depreciation, Beginning	2,880
Accumulated depreciation Depreciation for the year	720
Accumulated depreciation Ending	3,600
Net carrying amount:
Net carrying amount	4,320
Net carrying amount:	€ 3,600